Condensed Financial Information of the Parent Company - Balance Sheets - Parentheticals (Details) - $ / shares	Sep. 30, 2021	Jul. 22, 2021	Jul. 21, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	200,000,000		200,000,000	20,000,000
Common stock, shares issued	557,780,383			20,517,703
Common stock, shares outstanding	557,780,383			20,517,703
Reportable legal entity | FAMI
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001			$ 0.001
Common stock, shares authorized	600,000,000			200,000,000
Common stock, shares issued	557,780,383			20,517,703
Common stock, shares outstanding				20,517,703